UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)      (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:         8/31

Date of reporting period:       8/31/19

Item 1. Reports to Stockholders.

Annual Report to Shareholders	August 31, 2019
Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	5
Fund Composition by Maturity	6
Schedules of Investments	8
Financial Statements	22
Financial Highlights	25
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	33
Fund Expenses	34
Approval of Investment Advisory and Sub-Advisory Contracts	35
Tax Information	37
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	16 - 50 days	45 days	81 days	$60.3 million
Invesco Premier U.S. Government Money[2]	7 - 52 days	8 days	106 days	32.6 million
Invesco Premier Tax-Exempt[3]	5 - 10 days	7 days	7 days	9.2 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies
Invesco Premier Portfolio
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Premier U.S. Government Money Portfolio
Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
Invesco Premier Tax-Exempt Portfolio
Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Premier Portfolio 2-7, 10-11, 14-16	Invesco Premier U.S. Government Money Portfolio 3, 5-6, 8, 12, 14, 16	Invesco Premier Tax-Exempt Portfolio 1-6, 9-11, 13-16
1 - 7	39.5%	45.0%	97.2%
8 - 30	2.8	9.1	1.1
31 - 60	15.4	6.8	1.7
61 - 90	6.6	5.9	0.0
91 - 180	18.7	14.2	0.0
181+ Days	17.0	19.0	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
3	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
4	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a
6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
9	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
10	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
11	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
12	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
13	Risk of large shareholder redemptions. One or more shareholders hold or control a significant percentage of the Fund’s shares. Redemptions by such shareholder(s) may force the Fund to sell a significant portion of its holdings.
14	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
16 Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.27%(a)
Asset-Backed Securities - Fully Supported-2.56%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	$ 20,000	$ 19,959,700
Kells Funding, LLC (CEP-FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	10,000	9,895,733
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	15,000	14,853,671
				44,709,104
Asset-Backed Securities - Fully Supported Bank-15.13%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	10,000	10,000,000
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.54%	01/02/2020	35,000	35,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.42%	09/18/2019	18,000	17,979,600
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/02/2019	19,099	19,060,845
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,995,633
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	50,000	49,993,945
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	10,000	9,996,569
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	20,000	19,997,500
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,966,056
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/27/2020	7,250	7,185,620
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/28/2020	15,000	14,865,900
				264,035,612
Asset-Backed Securities - Multi-Purpose-1.14%
CRC Funding LLC(b)	2.29%	12/16/2019	20,000	19,866,911
Consumer Finance-1.14%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	20,000	20,000,000
Diversified Banks-8.50%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.28%	11/12/2019	20,000	19,909,200
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,883,400
China Construction Bank Corp. (China)(b)(c)	2.32%	10/23/2019	8,750	8,720,804
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,944,243
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,873,820
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.50%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.49%	12/27/2019	20,000	20,000,000
				148,331,467
Diversified Capital Markets-3.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.69%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,000,000
UBS AG (Switzerland)(b)(c)	2.38%	01/23/2020	25,000	24,765,000
UBS AG (Switzerland)(b)(c)	2.24%	03/20/2020	10,000	9,877,167
				59,642,167
Other Diversified Financial Services-3.12%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,842,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services-(continued)
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	$ 40,000	$ 39,629,667
				54,472,167
Regional Banks-3.69%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,000,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.25%	02/12/2020	15,000	14,848,300
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.24%	02/18/2020	15,000	14,843,458
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	20,000	19,783,450
				64,475,208
Specialized Finance-4.57%
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	35,000	35,000,000
Glencove Funding LLC (CEP-JPMorgan Chase Bank N.A.)(b)	2.27%	01/21/2020	25,000	25,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	20,000	19,813,944
				79,813,944
Total Commercial Paper (Cost $755,346,580)				755,346,580

Certificates of Deposit-33.56%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.38%	03/31/2020	21,000	20,999,755
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.46%	11/01/2019	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/26/2020	15,000	15,000,000
BNP Paribas S.A.(c)	2.64%	09/20/2019	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	2.07%	09/03/2019	18,272	18,271,515
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	2.51%	10/01/2019	30,000	30,000,000
China Construction Bank Corp.(c)	2.26%	11/20/2019	20,000	20,000,000
DNB Bank ASA(c)	2.08%	09/03/2019	48,000	48,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/08/2019	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/25/2019	25,000	25,000,000
Mizuho Bank, Ltd.(c)	2.12%	09/03/2019	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	2.32%	10/08/2019	5,500	5,500,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	25,000	25,000,000
Svenska Handelsbanken AB(c)	2.08%	09/03/2019	87,000	87,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)(d)	2.28%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/30/2020	10,000	10,000,000
Wells Fargo Bank, N.A.	2.00%	02/12/2020	10,000	10,000,000
Total Certificates of Deposit (Cost $585,771,270)				585,771,270
Variable Rate Demand Notes-5.23%(e)
Credit Enhanced-5.23%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	10,810	10,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	11,900	11,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.16%	03/01/2039	8,900	8,900,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(f)	1.31%	04/01/2037	1,240	1,240,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	21,000	21,000,000
Total Variable Rate Demand Notes (Cost $91,300,000)				91,300,000
U.S. Dollar Denominated Bonds & Notes-1.79%
Automobile Manufacturers-1.17%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,362,214
Diversified Banks-0.62%
Commonwealth Bank of Australia (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,879,949
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,992,013
				10,871,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,234,176)				31,234,176
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.85% (Cost $1,463,652,026)				1,463,652,026
			Repurchase Amount
Repurchase Agreements-16.18%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	45,011,000	45,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(h)	2.62%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(i)	2.31%	09/05/2019	15,006,738	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(i)	2.26%	09/05/2019	10,004,394	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(i)	2.23%	09/05/2019	12,005,203	12,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	44,010,756	44,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(h)	2.75%	-	$ -	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(h)	2.20%	-	-	10,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	25,006,111	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(h)	2.28%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(h)	2.21%	-	-	35,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/26/2019, aggregate maturing value of $221,468,500 (collateralized by domestic and foreign non-agency mortgage-backed securities and a foreign corporate obligation valued at $241,000,001; 0.09% - 7.17%; 08/15/2027 - 02/25/2058)	2.67%	10/24/2019	20,133,500	20,000,000
Total Repurchase Agreements (Cost $282,500,000)				282,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.03% (Cost $1,746,152,026)				1,746,152,026
OTHER ASSETS LESS LIABILITIES-(0.03)%				(549,281)
NET ASSETS-100.00%				$ 1,745,602,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $696,746,488, which represented 39.91% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.1%; Switzerland: 13.1%; France: 11.4%; China: 10.7%; Japan: 8.6%; Netherlands: 6.2%; Sweden: 5.0%; other countries less than 5% each: 16.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-31.97%
Federal Farm Credit Bank (FFCB)-2.69%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 50,000	$ 49,999,833
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	50,000	49,998,093
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	25,000	24,997,216
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	15,000	14,999,900
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	10,000	9,999,715
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.22%	02/21/2020	10,520	10,526,211
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.09%	03/25/2020	26,000	25,993,673
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	07/09/2021	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	2.28%	08/20/2021	15,000	15,000,000
				224,514,641
Federal Home Loan Bank (FHLB)-24.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	10/10/2019	197,000	197,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.14%	10/11/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.14%	10/11/2019	38,000	38,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	20,000	20,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	130,000	130,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	155,000	155,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	100,000	100,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	115,000	115,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.14%	12/16/2019	20,300	20,298,376
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	75,000	75,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.21%	01/07/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	85,000	85,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	47,000	47,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	16,000	16,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	210,000	210,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	7,000	7,000,000
				2,035,298,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-2.92%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	$ 30,000	$ 30,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	85,000	85,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	100,000	100,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	15,000	15,000,000
Federal Home Loan Mortgage Corp. Series M006, Class A, VRD Ctfs.(b)	2.60%	10/15/2045	13,504	13,504,463
				243,504,463
Federal National Mortgage Association (FNMA)-0.51%
Federal National Mortgage Association (SOFR + 0.16%)(a)	2.37%	01/30/2020	8,475	8,480,049
Federal National Mortgage Association (SOFR + 0.10%)(a)	2.31%	04/30/2020	3,800	3,801,747
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	10,000	10,000,000
				42,281,796
Overseas Private Investment Corp. (OPIC)-1.44%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	12/15/2019	1,656	1,656,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	45,800	45,800,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	09/15/2022	7,954	7,954,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	12,000	12,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	3,000	3,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	11/15/2025	8,000	8,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.15%	06/20/2027	7,500	7,500,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	9,444	9,444,444
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(b)	2.19%	08/15/2029	15,000	15,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	5,000	5,000,000
				120,354,444
Total U.S. Government Sponsored Agency Securities (Cost $2,665,953,720)				2,665,953,720
U.S. Treasury Securities-23.13%
U.S. Treasury Bills-11.92%(c)
U.S. Treasury Bills	2.49%	09/05/2019	200,000	199,945,353
U.S. Treasury Bills	2.14%	09/10/2019	65,000	64,965,388
U.S. Treasury Bills	2.49%	09/12/2019	100,000	99,924,986
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	300,000	299,633,175
U.S. Treasury Bills	2.06%	09/24/2019	100,000	99,868,389
U.S. Treasury Bills	2.06%	10/01/2019	120,000	119,807,734
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	1.99%	10/29/2019	50,000	49,845,533
U.S. Treasury Bills	1.78%	08/13/2020	10,000	9,831,319
				993,716,530
U.S. Treasury Notes-11.21%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.99%	10/31/2019	135,000	135,003,036
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.94%	01/31/2020	85,000	84,985,568
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(a)	1.97%	04/30/2020	90,000	90,002,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	1.98%	07/31/2020	$ 215,000	$ 214,992,681
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.98%	10/31/2020	125,000	124,998,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	2.05%	01/31/2021	245,000	244,907,540
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	2.08%	04/30/2021	40,000	40,000,320
				934,890,816
Total U.S. Treasury Securities (Cost $1,928,607,346)				1,928,607,346
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.10% (Cost $4,594,561,066)				4,594,561,066
			Repurchase Amount
Repurchase Agreements-46.98%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $500,121,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,011; 1.50% - 5.50%; 09/30/2020 - 08/01/2049)	2.18%	09/03/2019	350,084,778	350,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	351,338,167	350,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	135,064,800	135,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	115,420,293	115,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	140,298,083	140,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)	2.16%	09/03/2019	95,022,800	95,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $400,096,000 (collateralized by a U.S. Treasury obligation valued at $408,001,308; 2.16%; 06/15/2022)	2.16%	09/03/2019	400,096,000	400,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	145,308,729	145,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	100,047,778	100,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	70,029,264	70,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	$ -	$ 110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	145,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	40,017,454	40,000,188
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	314,010,489	313,875,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/28/2019, maturing value of $60,025,667 (collateralized by a U.S. Treasury obligation valued at $61,211,219; 2.63%; 02/15/2029)(e)	2.20%	09/04/2019	60,025,667	60,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	70,260,167	70,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	225,479,063	225,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	200,000,000	200,000,000
RBC Dominion Securities Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,444 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,036; 0% - 6.50%; 09/05/2019 - 08/20/2049)	2.17%	09/03/2019	295,071,128	295,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities, U.S. Government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	100,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	65,027,806	65,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	313,313,430	313,237,904
Total Repurchase Agreements (Cost $3,917,113,092)				3,917,113,092
TOTAL INVESTMENTS IN SECURITIES(g)-102.08% (Cost $8,511,674,158)				8,511,674,158
OTHER ASSETS LESS LIABILITIES-(2.08)%				(173,473,329)
NET ASSETS-100.00%				$8,338,200,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
Investment Abbreviations:
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.20%
Alabama-3.27%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$ 3,495	$ 3,495,000
Arizona-2.29%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B, VRD RB (LOC-Barclays Bank PLC)(b)(c)	1.28%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	300	300,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	450	450,000
				2,450,000
Colorado-0.50%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	537	537,000
Delaware-0.84%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	900	900,000
District of Columbia-2.85%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	1,800	1,800,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	1,240	1,240,000
				3,040,000
Florida-7.14%
Jacksonville (City of), FL (Edward Waters College, Inc.); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	10/01/2021	295	295,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	600	600,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	435	435,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	3,695	3,695,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,595	2,595,000
				7,620,000
Georgia-7.29%
Atlanta (City of), GA Housing Authority (Villages of East Lake Phase II); Series 1999, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)(e)	1.35%	01/01/2029	485	485,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	2,000	2,000,087
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	900	900,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	1,300	1,300,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,000	3,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	100	100,000
				7,785,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.39%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	$ 875	$ 875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC-FHLB of Indianapolis)(b)(c)(e)	1.36%	12/01/2039	890	890,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.28%	12/01/2041	1,780	1,780,000
				4,685,000
Indiana-5.55%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	1,520	1,520,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	3,340	3,340,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	1,065	1,065,000
				5,925,000
Louisiana-2.58%
Calcasieu (Parish of), LA Public Trust Authority (WPT Corp.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.35%	12/01/2027	800	800,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC -JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	960	960,000
				2,760,000
Maryland-3.12%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	1,000	999,999
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	1,530	1,530,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	800	800,016
				3,330,015
Massachusetts-2.93%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	2.16%	03/01/2039	1,625	1,625,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,500	1,500,000
				3,125,000
Michigan-2.12%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,500	1,500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	760	760,000
				2,260,000
Minnesota-6.06%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	15	15,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	2,470	2,470,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	$ 290	$ 290,000
				6,475,000
Mississippi-3.23%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	2,450	2,450,000
Series 2010 C, VRD IDR(b)	1.30%	12/01/2030	1,000	1,000,000
				3,450,000
Missouri-4.58%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	480	480,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	905	905,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	3,501	3,501,000
				4,886,000
Nebraska-0.07%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD RB (LOC-Citibank, N.A.)(b)(c)	2.35%	10/01/2042	75	75,000
New York-3.17%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.21%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.21%	11/01/2049	1,060	1,060,000
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.23%	11/01/2049	220	220,000
				3,380,000
North Carolina-2.06%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,200	2,200,000
Ohio-3.03%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	3,100	3,100,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	135	135,000
				3,235,000
Oregon-1.23%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(b)(c)(e)	1.33%	07/01/2027	770	770,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(b)(c)(e)	1.35%	07/01/2026	545	545,000
				1,315,000
Pennsylvania-1.77%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	2.20%	11/01/2030	795	795,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	420	420,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	12/01/2025	$ 200	$ 200,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	08/01/2026	150	150,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	320	320,000
				1,885,000
Rhode Island-2.90%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB (CEP-Northern Trust Co. (The))(b)	1.25%	09/01/2043	3,100	3,100,000
Texas-8.74%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	700	700,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	2,070	2,070,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	800	800,002
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP-FHLMC)(b)(e)	1.34%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	1,375	1,375,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	1,800	1,800,000
				9,335,002
Utah-2.14%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	1,140	1,140,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.26%	05/15/2035	1,140	1,140,000
				2,280,000
Virginia-2.43%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	1,000	1,000,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	1,200	1,199,987
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	400	399,995
				2,599,982
Washington-3.28%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	3,500	3,500,000
West Virginia-2.15%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	2,300	2,300,000
Wisconsin-1.49%
Appleton (City of), WI Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.45%	09/01/2019	1,100	1,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$ 490	$ 490,000
				1,590,000
Total Municipal Obligations (Cost $99,518,000)				99,518,086
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-93.20% (Cost $99,518,000)				99,518,086
			Repurchase Amount
Repurchase Agreements-6.51%(f)
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049) (Cost $6,950,000)	2.17%	09/03/2019	6,951,676	6,950,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.71% (Cost $106,468,000)				106,468,086
OTHER ASSETS LESS LIABILITIES-0.29%				313,354
NET ASSETS-100.00%				$ 106,781,440
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 12.3%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2019 represented less than 1% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Bank of America, N.A.	6.2%
Federal Home Loan Bank	5.9
Federal Home Loan Mortgage Corp.	5.9
Wells Fargo Bank, N.A.	5.8
Northern Trust Co. (The)	5.5
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities
August 31, 2019
	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$ 1,463,652,026	$ 4,594,561,066	$ 99,518,086
Repurchase agreements, at value and cost	282,500,000	3,917,113,092	6,950,000
Cash	-	-	12,431
Receivable for:
Investments sold	-	-	270,000
Fund shares sold	14,970	7,415	606
Interest	2,674,891	10,762,286	137,966
Total assets	1,748,841,887	8,522,443,859	106,889,089
Liabilities:
Payable for:
Investments purchased	-	169,653,267	-
Fund shares reacquired	11,776	1,534	-
Amount due custodian	-	45,647	-
Dividends	3,218,892	14,538,608	105,079
Accrued fees to affiliates	5,831	3,974	35
Accrued operating expenses	2,643	-	2,535
Total liabilities	3,239,142	184,243,030	107,649
Net assets applicable to shares outstanding	$ 1,745,602,745	$8,338,200,829	$106,781,440
Net assets consist of:
Shares of beneficial interest	$1,745,184,400	$8,338,041,986	$106,784,942
Distributable earnings	418,345	158,843	(3,502)
	$ 1,745,602,745	$8,338,200,829	$106,781,440
Net Assets:
Investor Class	$ 60,339,503	$ 32,557,215	$ 9,176,067
Institutional Class	$ 1,667,184,833	$ 8,305,643,614	$ 97,605,373
Private Investment Class	$ 999,769	$ -	$ -
Personal Investment Class	$ 13,771,304	$ -	$ -
Reserve Class	$ 10,224	$ -	$ -
Resource Class	$ 3,297,112	$ -	$ -
Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	60,325,160	32,556,794	9,176,460
Institutional Class	1,666,787,671	8,305,513,593	97,608,254
Private Investment Class	999,530	-	-
Personal Investment Class	13,768,025	-	-
Reserve Class	10,222	-	-
Resource Class	3,296,327	-	-
Net asset value, offering and redemption price per share for each class	$ 1.00	$ 1.00	$ 1.0000
Cost of Investments	$ 1,746,152,026	$ 8,511,674,158	$106,468,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the year ended August 31, 2019
	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Investment income:
Interest	$39,653,601	$182,544,530	$2,221,529
Expenses:
Advisory fees	3,883,008	19,126,687	334,602
Distribution fees:
Private Investment Class	12,135	-	-
Personal Investment Class	13,774	-	-
Reserve Class	88	-	-
Resource Class	6,288	-	-
Total expenses	3,915,293	19,126,687	334,602
Less: Fees waived	(1,087,244)	(5,355,478)	(66,920)
Net expenses	2,828,049	13,771,209	267,682
Net investment income	36,825,552	168,773,321	1,953,847
Realized and unrealized gain from:
Net realized gain from investment securities	2,040	43,688	-
Change in net unrealized appreciation of investment securities	-	-	769
Net realized and unrealized gain	2,040	43,688	769
Net increase in net assets resulting from operations	$ 36,827,592	$168,817,009	$ 1,954,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$ 36,825,552	$ 13,014,257	$ 168,773,321	$ 83,614,857	$ 1,953,847	$1,023,465

Net realized gain (loss)	2,040	1,589	43,688	126,225	-	(2,131)

Change in net unrealized appreciation (depreciation)	-	-	-	-	769	(1,229)

Net increase in net assets resulting from operations	36,827,592	13,015,846	168,817,009	83,741,082	1,954,616	1,020,105

Distributions to shareholders from distributable earnings:
Investor Class	(1,068,632)	(463,865)	(714,641)	(452,872)	(198,168)	(130,859)

Institutional Class	(35,544,255)	(12,486,880)	(168,058,680)	(83,145,968)	(1,755,679)	(892,567)

Private Investment Class	(83,516)	(33,109)	-	-	-	-

Personal Investment Class	(42,811)	(106)	-	-	-	-

Reserve Class	(152)	(73)	-	-	-	-

Resource Class	(86,186)	(30,224)	-	-	-	-

Total distributions from distributable earnings	(36,825,552)	(13,014,257)	(168,773,321)	(83,598,840)	(1,953,847)	(1,023,426)

Share transactions-net:
Investor Class	30,638,912	(350,579)	28,302	(6,280,654)	(5,179,395)	3,540,234

Institutional Class	709,430,303	274,017,647	1,386,134,388	1,188,349,123	20,084,867	20,226,212

Private Investment Class	(4,697,542)	5,687,030	-	-	-	-

Personal Investment Class	13,757,903	99	-	-	-	-

Reserve Class	151	66	-	-	-	-

Resource Class	(3,400,197)	6,686,469	-	-	-	-

Net increase in net assets resulting from share transactions	745,729,530	286,040,732	1,386,162,690	1,182,068,469	14,905,472	23,766,446

Net increase in net assets	745,731,570	286,042,321	1,386,206,378	1,182,210,711	14,906,241	23,763,125

Net assets:
Beginning of year	999,871,175	713,828,854	6,951,994,451	5,769,783,740	91,875,199	68,112,074

End of year	$1,745,602,745	$999,871,175	$8,338,200,829	$ 6,951,994,451	$106,781,440	$91,875,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Investor Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/19	$ 1.00	$ 0.02	$ 0.00	$ 0.02	$ (0.02)	$ 1.00	2.37%	$60,340	0.18% (c)	0.25% (c)	2.37% (c)
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18	0.25	1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18	0.25	0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18	0.25	0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18	0.25	0.04
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18 (c)	0.25 (c)	2.21 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18	0.25	1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18	0.25	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17	0.25	0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09	0.25	0.02
Invesco Premier Tax-Exempt Portfolio
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	9,176	0.20 (c)	0.25 (c)	1.46 (c)
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	14,355	0.20	0.25	1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20	0.25	0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15	0.25	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06	0.25	0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $45,095, $32,432 and $13,485 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations — Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$1,087,244
Invesco Premier U.S. Government Money Portfolio	5,355,478
Invesco Premier Tax-Exempt Portfolio	66,920
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
28	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$144,813,410	$133,738,578	$-
Invesco Premier Tax-Exempt Portfolio	108,442,885	147,663,214	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income	Ordinary Income-Tax- Exempt
Invesco Premier Portfolio	$ 36,825,552	$ -	$13,014,257	$ -
Invesco Premier U.S. Government Money Portfolio	168,773,321	-	83,598,840	-
Invesco Premier Tax-Exempt Portfolio	263,780	1,690,067	102,146	921,280

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$418,345	$ -	$ -	$ -	$1,745,184,400	$ 1,745,602,745
Invesco Premier U.S. Government Money Portfolio	162,350	-	-	(3,507)	8,338,041,986	8,338,200,829
Invesco Premier Tax-Exempt Portfolio	-	205	86	(3,793)	106,784,942	106,781,440
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be
29	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
			Invesco Premier U.S. Government Money Portfolio	$3,507	$3,507
Invesco Premier Tax-Exempt Portfolio	3,793	3,793

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Premier Tax-Exempt Portfolio	$106,468,000	$105	$(19)	$86

*	For Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$1,590	$ (1,590)	$ -
Invesco Premier U.S. Government Money Portfolio	-	-	-
Invesco Premier Tax-Exempt Portfolio	-	27,083	(27,083)
NOTE 10—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	63,579,554	$ 63,579,554	21,786,092	$ 21,786,092
Institutional Class	3,216,380,470	3,216,380,470	903,684,464	903,684,464
Private Investment Class	594,675	594,675	5,653,921	5,653,921
Personal Investment Class	13,955,408	13,955,408	-	-
Resource Class	814,032	814,032	6,656,245	6,656,245
Issued as reinvestment of dividends:
Investor Class	1,059,467	1,059,467	447,640	447,640
Institutional Class	28,510,215	28,510,215	8,018,511	8,018,511
Private Investment Class	83,516	83,516	33,109	33,109
Personal Investment Class	23,914	23,914	99	99
Reserve Class	151	151	66	66
Resource Class	86,186	86,186	30,224	30,224
30	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(34,000,109)	$ (34,000,109)	(22,584,311)	$ (22,584,311)
Institutional Class	(2,535,460,382)	(2,535,460,382)	(637,685,328)	(637,685,328)
Private Investment Class	(5,375,733)	(5,375,733)	-	-
Personal Investment Class	(221,419)	(221,419)	-	-
Resource Class	(4,300,415)	(4,300,415)	-	-
Net increase in share activity	745,729,530	$ 745,729,530	286,040,732	$ 286,040,732

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,662,875	$ 12,662,875	14,268,396	$ 14,268,396
Institutional Class	49,189,664,997	49,189,664,997	37,935,755,513	37,935,755,513
Issued as reinvestment of dividends:
Investor Class	692,739	692,739	447,710	447,710
Institutional Class	72,714,639	72,714,639	26,833,416	26,833,416
Reacquired:
Investor Class	(13,327,312)	(13,327,312)	(20,996,760)	(20,996,760)
Institutional Class	(47,876,245,248)	(47,876,245,248)	(36,774,239,806)	(36,774,239,806)
Net increase in share activity	1,386,162,690	$ 1,386,162,690	1,182,068,469	$ 1,182,068,469

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Invesco Premier Tax-Exempt Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	2,088,415	$ 2,088,415	7,938,473	$ 7,937,702
Institutional Class	292,812,415	292,812,412	679,992,933	679,928,774
Issued as reinvestment of dividends:
Investor Class	198,168	198,168	130,335	130,324
Institutional Class	1,583,385	1,583,385	677,804	677,743
31	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(7,465,978)	$ (7,465,978)	(4,528,190)	$ (4,527,792)
Institutional Class	(274,310,933)	(274,310,930)	(660,443,560)	(660,380,305)
Net increase in share activity	14,905,472	$ 14,905,472	23,767,795	$ 23,766,446

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
32	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Investor Class Shareholders of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
33	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses
Example
As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investor Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,012.10	$0.91	$1,024.30	$0.92	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,011.40	0.91	1,024.30	0.92	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,007.50	1.01	1,024.20	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
34	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was the same as the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

35                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

36                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Tax-Exempt Interest Dividend*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.03%
Invesco Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	43.59%
Invesco Premier Tax-Exempt Portfolio	86.50%	0.00%	0.00%	0.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$-	80.79%
Invesco Premier U.S. Government Money Portfolio	$-	99.44%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
37	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
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•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services Department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-1

Annual Report to Shareholders	August 31, 2019
Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	5
Fund Composition by Maturity	6
Schedules of Investments	8
Financial Statements	22
Financial Highlights	25
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	33
Fund Expenses	34
Approval of Investment Advisory and Sub-Advisory Contracts	35
Tax Information	37
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	16 - 50 days	45 days	81 days	$1.7 billion
Invesco Premier U.S. Government Money[2]	7 - 52 days	8 days	106 days	8.3 billion
Invesco Premier Tax-Exempt[3]	5 - 10 days	7 days	7 days	97.6 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies
Invesco Premier Portfolio
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Premier U.S. Government Money Portfolio
Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
Invesco Premier Tax-Exempt Portfolio
Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Premier Portfolio 2-7, 10-11, 14-16	Invesco Premier U.S. Government Money Portfolio 3, 5-6, 8, 12, 14, 16	Invesco Premier Tax-Exempt Portfolio 1-6, 9-11, 13-16
1 - 7	39.5%	45.0%	97.2%
8 - 30	2.8	9.1	1.1
31 - 60	15.4	6.8	1.7
61 - 90	6.6	5.9	0.0
91 - 180	18.7	14.2	0.0
181+ Days	17.0	19.0	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
3	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
4	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a
6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
9	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
10	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
11	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
12	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
13	Risk of large shareholder redemptions. One or more shareholders hold or control a significant percentage of the Fund’s shares. Redemptions by such shareholder(s) may force the Fund to sell a significant portion of its holdings.
14	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
16	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.27%(a)
Asset-Backed Securities - Fully Supported-2.56%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	$ 20,000	$ 19,959,700
Kells Funding, LLC (CEP-FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	10,000	9,895,733
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	15,000	14,853,671
				44,709,104
Asset-Backed Securities - Fully Supported Bank-15.13%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	10,000	10,000,000
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.54%	01/02/2020	35,000	35,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.42%	09/18/2019	18,000	17,979,600
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/02/2019	19,099	19,060,845
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,995,633
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	50,000	49,993,945
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	10,000	9,996,569
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	20,000	19,997,500
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,966,056
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/27/2020	7,250	7,185,620
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/28/2020	15,000	14,865,900
				264,035,612
Asset-Backed Securities - Multi-Purpose-1.14%
CRC Funding LLC(b)	2.29%	12/16/2019	20,000	19,866,911
Consumer Finance-1.14%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	20,000	20,000,000
Diversified Banks-8.50%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.28%	11/12/2019	20,000	19,909,200
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,883,400
China Construction Bank Corp. (China)(b)(c)	2.32%	10/23/2019	8,750	8,720,804
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,944,243
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,873,820
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.50%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.49%	12/27/2019	20,000	20,000,000
				148,331,467
Diversified Capital Markets-3.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.69%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,000,000
UBS AG (Switzerland)(b)(c)	2.38%	01/23/2020	25,000	24,765,000
UBS AG (Switzerland)(b)(c)	2.24%	03/20/2020	10,000	9,877,167
				59,642,167
Other Diversified Financial Services-3.12%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,842,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services-(continued)
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	$ 40,000	$ 39,629,667
				54,472,167
Regional Banks-3.69%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,000,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.25%	02/12/2020	15,000	14,848,300
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.24%	02/18/2020	15,000	14,843,458
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	20,000	19,783,450
				64,475,208
Specialized Finance-4.57%
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	35,000	35,000,000
Glencove Funding LLC (CEP-JPMorgan Chase Bank N.A.)(b)	2.27%	01/21/2020	25,000	25,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	20,000	19,813,944
				79,813,944
Total Commercial Paper (Cost $755,346,580)				755,346,580

Certificates of Deposit-33.56%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.38%	03/31/2020	21,000	20,999,755
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.46%	11/01/2019	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/26/2020	15,000	15,000,000
BNP Paribas S.A.(c)	2.64%	09/20/2019	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	2.07%	09/03/2019	18,272	18,271,515
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	2.51%	10/01/2019	30,000	30,000,000
China Construction Bank Corp.(c)	2.26%	11/20/2019	20,000	20,000,000
DNB Bank ASA(c)	2.08%	09/03/2019	48,000	48,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/08/2019	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/25/2019	25,000	25,000,000
Mizuho Bank, Ltd.(c)	2.12%	09/03/2019	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	2.32%	10/08/2019	5,500	5,500,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	25,000	25,000,000
Svenska Handelsbanken AB(c)	2.08%	09/03/2019	87,000	87,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)(d)	2.28%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/30/2020	10,000	10,000,000
Wells Fargo Bank, N.A.	2.00%	02/12/2020	10,000	10,000,000
Total Certificates of Deposit (Cost $585,771,270)				585,771,270
Variable Rate Demand Notes-5.23%(e)
Credit Enhanced-5.23%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	10,810	10,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	11,900	11,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.16%	03/01/2039	8,900	8,900,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(f)	1.31%	04/01/2037	1,240	1,240,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	21,000	21,000,000
Total Variable Rate Demand Notes (Cost $91,300,000)				91,300,000
U.S. Dollar Denominated Bonds & Notes-1.79%
Automobile Manufacturers-1.17%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,362,214
Diversified Banks-0.62%
Commonwealth Bank of Australia (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,879,949
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,992,013
				10,871,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,234,176)				31,234,176
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.85% (Cost $1,463,652,026)				1,463,652,026
			Repurchase Amount
Repurchase Agreements-16.18%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	45,011,000	45,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(h)	2.62%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(i)	2.31%	09/05/2019	15,006,738	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(i)	2.26%	09/05/2019	10,004,394	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(i)	2.23%	09/05/2019	12,005,203	12,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	44,010,756	44,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(h)	2.75%	-	$ -	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(h)	2.20%	-	-	10,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	25,006,111	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(h)	2.28%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(h)	2.21%	-	-	35,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/26/2019, aggregate maturing value of $221,468,500 (collateralized by domestic and foreign non-agency mortgage-backed securities and a foreign corporate obligation valued at $241,000,001; 0.09% - 7.17%; 08/15/2027 - 02/25/2058)	2.67%	10/24/2019	20,133,500	20,000,000
Total Repurchase Agreements (Cost $282,500,000)				282,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.03% (Cost $1,746,152,026)				1,746,152,026
OTHER ASSETS LESS LIABILITIES-(0.03)%				(549,281)
NET ASSETS-100.00%				$ 1,745,602,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $696,746,488, which represented 39.91% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.1%; Switzerland: 13.1%; France: 11.4%; China: 10.7%; Japan: 8.6%; Netherlands: 6.2%; Sweden: 5.0%; other countries less than 5% each: 16.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-31.97%
Federal Farm Credit Bank (FFCB)-2.69%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 50,000	$ 49,999,833
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	50,000	49,998,093
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	25,000	24,997,216
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	15,000	14,999,900
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	10,000	9,999,715
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.22%	02/21/2020	10,520	10,526,211
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.09%	03/25/2020	26,000	25,993,673
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	12,000	12,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	07/09/2021	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	2.28%	08/20/2021	15,000	15,000,000
				224,514,641
Federal Home Loan Bank (FHLB)-24.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	10/10/2019	197,000	197,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.14%	10/11/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.14%	10/11/2019	38,000	38,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	20,000	20,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	130,000	130,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	155,000	155,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	100,000	100,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	115,000	115,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.14%	12/16/2019	20,300	20,298,376
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	75,000	75,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	100,000	100,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	25,000	25,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.21%	01/07/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	85,000	85,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	47,000	47,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	16,000	16,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	210,000	210,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	7,000	7,000,000
				2,035,298,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-2.92%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	$ 30,000	$ 30,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	85,000	85,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	100,000	100,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	15,000	15,000,000
Federal Home Loan Mortgage Corp. Series M006, Class A, VRD Ctfs.(b)	2.60%	10/15/2045	13,504	13,504,463
				243,504,463
Federal National Mortgage Association (FNMA)-0.51%
Federal National Mortgage Association (SOFR + 0.16%)(a)	2.37%	01/30/2020	8,475	8,480,049
Federal National Mortgage Association (SOFR + 0.10%)(a)	2.31%	04/30/2020	3,800	3,801,747
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	20,000	20,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	10,000	10,000,000
				42,281,796
Overseas Private Investment Corp. (OPIC)-1.44%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	12/15/2019	1,656	1,656,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	45,800	45,800,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	09/15/2022	7,954	7,954,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	12,000	12,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	3,000	3,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	11/15/2025	8,000	8,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.15%	06/20/2027	7,500	7,500,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	9,444	9,444,444
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(b)	2.19%	08/15/2029	15,000	15,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	5,000	5,000,000
				120,354,444
Total U.S. Government Sponsored Agency Securities (Cost $2,665,953,720)				2,665,953,720
U.S. Treasury Securities-23.13%
U.S. Treasury Bills-11.92%(c)
U.S. Treasury Bills	2.49%	09/05/2019	200,000	199,945,353
U.S. Treasury Bills	2.14%	09/10/2019	65,000	64,965,388
U.S. Treasury Bills	2.49%	09/12/2019	100,000	99,924,986
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	300,000	299,633,175
U.S. Treasury Bills	2.06%	09/24/2019	100,000	99,868,389
U.S. Treasury Bills	2.06%	10/01/2019	120,000	119,807,734
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	1.99%	10/29/2019	50,000	49,845,533
U.S. Treasury Bills	1.78%	08/13/2020	10,000	9,831,319
				993,716,530
U.S. Treasury Notes-11.21%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.99%	10/31/2019	135,000	135,003,036
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.94%	01/31/2020	85,000	84,985,568
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(a)	1.97%	04/30/2020	90,000	90,002,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	1.98%	07/31/2020	$ 215,000	$ 214,992,681
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.98%	10/31/2020	125,000	124,998,861
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	2.05%	01/31/2021	245,000	244,907,540
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	2.08%	04/30/2021	40,000	40,000,320
				934,890,816
Total U.S. Treasury Securities (Cost $1,928,607,346)				1,928,607,346
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-55.10% (Cost $4,594,561,066)				4,594,561,066
			Repurchase Amount
Repurchase Agreements-46.98%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $500,121,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,011; 1.50% - 5.50%; 09/30/2020 - 08/01/2049)	2.18%	09/03/2019	350,084,778	350,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	351,338,167	350,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	135,064,800	135,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	115,420,293	115,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	140,298,083	140,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)	2.16%	09/03/2019	95,022,800	95,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $400,096,000 (collateralized by a U.S. Treasury obligation valued at $408,001,308; 2.16%; 06/15/2022)	2.16%	09/03/2019	400,096,000	400,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	145,308,729	145,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	100,047,778	100,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	70,029,264	70,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	$ -	$ 110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	145,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	40,017,454	40,000,188
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	314,010,489	313,875,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/28/2019, maturing value of $60,025,667 (collateralized by a U.S. Treasury obligation valued at $61,211,219; 2.63%; 02/15/2029)(e)	2.20%	09/04/2019	60,025,667	60,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	70,260,167	70,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	225,479,063	225,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	200,000,000	200,000,000
RBC Dominion Securities Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,444 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $408,000,036; 0% - 6.50%; 09/05/2019 - 08/20/2049)	2.17%	09/03/2019	295,071,128	295,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities, U.S. Government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	100,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	65,027,806	65,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	313,313,430	313,237,904
Total Repurchase Agreements (Cost $3,917,113,092)				3,917,113,092
TOTAL INVESTMENTS IN SECURITIES(g)-102.08% (Cost $8,511,674,158)				8,511,674,158
OTHER ASSETS LESS LIABILITIES-(2.08)%				(173,473,329)
NET ASSETS-100.00%				$8,338,200,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier U.S. Government Money Portfolio
Investment Abbreviations:
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.20%
Alabama-3.27%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$ 3,495	$ 3,495,000
Arizona-2.29%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B, VRD RB (LOC-Barclays Bank PLC)(b)(c)	1.28%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	300	300,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	450	450,000
				2,450,000
Colorado-0.50%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	537	537,000
Delaware-0.84%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	900	900,000
District of Columbia-2.85%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	1,800	1,800,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	1,240	1,240,000
				3,040,000
Florida-7.14%
Jacksonville (City of), FL (Edward Waters College, Inc.); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	10/01/2021	295	295,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	600	600,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	435	435,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	3,695	3,695,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,595	2,595,000
				7,620,000
Georgia-7.29%
Atlanta (City of), GA Housing Authority (Villages of East Lake Phase II); Series 1999, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)(e)	1.35%	01/01/2029	485	485,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	2,000	2,000,087
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	900	900,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	1,300	1,300,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,000	3,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	100	100,000
				7,785,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.39%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	$ 875	$ 875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC-FHLB of Indianapolis)(b)(c)(e)	1.36%	12/01/2039	890	890,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.28%	12/01/2041	1,780	1,780,000
				4,685,000
Indiana-5.55%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	1,520	1,520,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	3,340	3,340,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	1,065	1,065,000
				5,925,000
Louisiana-2.58%
Calcasieu (Parish of), LA Public Trust Authority (WPT Corp.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.35%	12/01/2027	800	800,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC -JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	960	960,000
				2,760,000
Maryland-3.12%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	1,000	999,999
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	1,530	1,530,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	800	800,016
				3,330,015
Massachusetts-2.93%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	2.16%	03/01/2039	1,625	1,625,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,500	1,500,000
				3,125,000
Michigan-2.12%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,500	1,500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	760	760,000
				2,260,000
Minnesota-6.06%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	15	15,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	2,470	2,470,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	$ 290	$ 290,000
				6,475,000
Mississippi-3.23%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	2,450	2,450,000
Series 2010 C, VRD IDR(b)	1.30%	12/01/2030	1,000	1,000,000
				3,450,000
Missouri-4.58%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	480	480,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	905	905,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	3,501	3,501,000
				4,886,000
Nebraska-0.07%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD RB (LOC-Citibank, N.A.)(b)(c)	2.35%	10/01/2042	75	75,000
New York-3.17%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.21%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.21%	11/01/2049	1,060	1,060,000
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.23%	11/01/2049	220	220,000
				3,380,000
North Carolina-2.06%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,200	2,200,000
Ohio-3.03%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	3,100	3,100,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	135	135,000
				3,235,000
Oregon-1.23%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(b)(c)(e)	1.33%	07/01/2027	770	770,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(b)(c)(e)	1.35%	07/01/2026	545	545,000
				1,315,000
Pennsylvania-1.77%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	2.20%	11/01/2030	795	795,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	420	420,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	12/01/2025	$ 200	$ 200,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	08/01/2026	150	150,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	320	320,000
				1,885,000
Rhode Island-2.90%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB (CEP-Northern Trust Co. (The))(b)	1.25%	09/01/2043	3,100	3,100,000
Texas-8.74%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	700	700,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	2,070	2,070,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	800	800,002
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP-FHLMC)(b)(e)	1.34%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	1,375	1,375,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	1,800	1,800,000
				9,335,002
Utah-2.14%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	1,140	1,140,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.26%	05/15/2035	1,140	1,140,000
				2,280,000
Virginia-2.43%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	1,000	1,000,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	1,200	1,199,987
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	400	399,995
				2,599,982
Washington-3.28%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	3,500	3,500,000
West Virginia-2.15%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	2,300	2,300,000
Wisconsin-1.49%
Appleton (City of), WI Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.45%	09/01/2019	1,100	1,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$ 490	$ 490,000
				1,590,000
Total Municipal Obligations (Cost $99,518,000)				99,518,086
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-93.20% (Cost $99,518,000)				99,518,086
			Repurchase Amount
Repurchase Agreements-6.51%(f)
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049) (Cost $6,950,000)	2.17%	09/03/2019	6,951,676	6,950,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.71% (Cost $106,468,000)				106,468,086
OTHER ASSETS LESS LIABILITIES-0.29%				313,354
NET ASSETS-100.00%				$ 106,781,440
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 12.3%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2019 represented less than 1% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Bank of America, N.A.	6.2%
Federal Home Loan Bank	5.9
Federal Home Loan Mortgage Corp.	5.9
Wells Fargo Bank, N.A.	5.8
Northern Trust Co. (The)	5.5
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities
August 31, 2019
	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$ 1,463,652,026	$ 4,594,561,066	$ 99,518,086
Repurchase agreements, at value and cost	282,500,000	3,917,113,092	6,950,000
Cash	-	-	12,431
Receivable for:
Investments sold	-	-	270,000
Fund shares sold	14,970	7,415	606
Interest	2,674,891	10,762,286	137,966
Total assets	1,748,841,887	8,522,443,859	106,889,089
Liabilities:
Payable for:
Investments purchased	-	169,653,267	-
Fund shares reacquired	11,776	1,534	-
Amount due custodian	-	45,647	-
Dividends	3,218,892	14,538,608	105,079
Accrued fees to affiliates	5,831	3,974	35
Accrued operating expenses	2,643	-	2,535
Total liabilities	3,239,142	184,243,030	107,649
Net assets applicable to shares outstanding	$ 1,745,602,745	$8,338,200,829	$106,781,440
Net assets consist of:
Shares of beneficial interest	$1,745,184,400	$8,338,041,986	$106,784,942
Distributable earnings	418,345	158,843	(3,502)
	$ 1,745,602,745	$8,338,200,829	$106,781,440
Net Assets:
Investor Class	$ 60,339,503	$ 32,557,215	$ 9,176,067
Institutional Class	$ 1,667,184,833	$ 8,305,643,614	$ 97,605,373
Private Investment Class	$ 999,769	$ -	$ -
Personal Investment Class	$ 13,771,304	$ -	$ -
Reserve Class	$ 10,224	$ -	$ -
Resource Class	$ 3,297,112	$ -	$ -
Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	60,325,160	32,556,794	9,176,460
Institutional Class	1,666,787,671	8,305,513,593	97,608,254
Private Investment Class	999,530	-	-
Personal Investment Class	13,768,025	-	-
Reserve Class	10,222	-	-
Resource Class	3,296,327	-	-
Net asset value, offering and redemption price per share for each class	$ 1.00	$ 1.00	$ 1.0000
Cost of Investments	$ 1,746,152,026	$ 8,511,674,158	$106,468,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the year ended August 31, 2019
	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Investment income:
Interest	$39,653,601	$182,544,530	$2,221,529
Expenses:
Advisory fees	3,883,008	19,126,687	334,602
Distribution fees:
Private Investment Class	12,135	-	-
Personal Investment Class	13,774	-	-
Reserve Class	88	-	-
Resource Class	6,288	-	-
Total expenses	3,915,293	19,126,687	334,602
Less: Fees waived	(1,087,244)	(5,355,478)	(66,920)
Net expenses	2,828,049	13,771,209	267,682
Net investment income	36,825,552	168,773,321	1,953,847
Realized and unrealized gain from:
Net realized gain from investment securities	2,040	43,688	-
Change in net unrealized appreciation of investment securities	-	-	769
Net realized and unrealized gain	2,040	43,688	769
Net increase in net assets resulting from operations	$ 36,827,592	$168,817,009	$ 1,954,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$ 36,825,552	$ 13,014,257	$ 168,773,321	$ 83,614,857	$ 1,953,847	$1,023,465

Net realized gain (loss)	2,040	1,589	43,688	126,225	-	(2,131)

Change in net unrealized appreciation (depreciation)	-	-	-	-	769	(1,229)

Net increase in net assets resulting from operations	36,827,592	13,015,846	168,817,009	83,741,082	1,954,616	1,020,105

Distributions to shareholders from distributable earnings:
Investor Class	(1,068,632)	(463,865)	(714,641)	(452,872)	(198,168)	(130,859)

Institutional Class	(35,544,255)	(12,486,880)	(168,058,680)	(83,145,968)	(1,755,679)	(892,567)

Private Investment Class	(83,516)	(33,109)	-	-	-	-

Personal Investment Class	(42,811)	(106)	-	-	-	-

Reserve Class	(152)	(73)	-	-	-	-

Resource Class	(86,186)	(30,224)	-	-	-	-

Total distributions from distributable earnings	(36,825,552)	(13,014,257)	(168,773,321)	(83,598,840)	(1,953,847)	(1,023,426)

Share transactions-net:
Investor Class	30,638,912	(350,579)	28,302	(6,280,654)	(5,179,395)	3,540,234

Institutional Class	709,430,303	274,017,647	1,386,134,388	1,188,349,123	20,084,867	20,226,212

Private Investment Class	(4,697,542)	5,687,030	-	-	-	-

Personal Investment Class	13,757,903	99	-	-	-	-

Reserve Class	151	66	-	-	-	-

Resource Class	(3,400,197)	6,686,469	-	-	-	-

Net increase in net assets resulting from share transactions	745,729,530	286,040,732	1,386,162,690	1,182,068,469	14,905,472	23,766,446

Net increase in net assets	745,731,570	286,042,321	1,386,206,378	1,182,210,711	14,906,241	23,763,125

Net assets:
Beginning of year	999,871,175	713,828,854	6,951,994,451	5,769,783,740	91,875,199	68,112,074

End of year	$1,745,602,745	$999,871,175	$8,338,200,829	$ 6,951,994,451	$106,781,440	$91,875,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/19	$ 1.00	$ 0.02	$ 0.00	$ 0.02	$ (0.02)	$ 1.00	2.37%	$ 1,667,185	0.18% (c)	0.25% (c)	2.37% (c)
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18	0.25	1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18	0.25	0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18	0.25	0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18	0.25	0.04
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18 (c)	0.25 (c)	2.21 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18	0.25	1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18	0.25	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17	0.25	0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09	0.25	0.02
Invesco Premier Tax-Exempt Portfolio
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	97,605	0.20 (c)	0.25 (c)	1.46 (c)
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	77,520	0.20	0.25	1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20	0.25	0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15	0.25	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06	0.25	0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,497,621, $7,618,250 and $120,355 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations — Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$1,087,244
Invesco Premier U.S. Government Money Portfolio	5,355,478
Invesco Premier Tax-Exempt Portfolio	66,920
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
28	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$144,813,410	$133,738,578	$-
Invesco Premier Tax-Exempt Portfolio	108,442,885	147,663,214	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income	Ordinary Income-Tax- Exempt
Invesco Premier Portfolio	$ 36,825,552	$ -	$13,014,257	$ -
Invesco Premier U.S. Government Money Portfolio	168,773,321	-	83,598,840	-
Invesco Premier Tax-Exempt Portfolio	263,780	1,690,067	102,146	921,280

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$418,345	$ -	$ -	$ -	$1,745,184,400	$ 1,745,602,745
Invesco Premier U.S. Government Money Portfolio	162,350	-	-	(3,507)	8,338,041,986	8,338,200,829
Invesco Premier Tax-Exempt Portfolio	-	205	86	(3,793)	106,784,942	106,781,440
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be
29	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Premier U.S. Government Money Portfolio	$3,507	$3,507
Invesco Premier Tax-Exempt Portfolio	3,793	3,793

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Premier Tax-Exempt Portfolio	$106,468,000	$105	$(19)	$86

*	For Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$1,590	$ (1,590)	$ -
Invesco Premier U.S. Government Money Portfolio	-	-	-
Invesco Premier Tax-Exempt Portfolio	-	27,083	(27,083)
NOTE 10—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	63,579,554	$ 63,579,554	21,786,092	$ 21,786,092
Institutional Class	3,216,380,470	3,216,380,470	903,684,464	903,684,464
Private Investment Class	594,675	594,675	5,653,921	5,653,921
Personal Investment Class	13,955,408	13,955,408	-	-
Resource Class	814,032	814,032	6,656,245	6,656,245
Issued as reinvestment of dividends:
Investor Class	1,059,467	1,059,467	447,640	447,640
Institutional Class	28,510,215	28,510,215	8,018,511	8,018,511
Private Investment Class	83,516	83,516	33,109	33,109
Personal Investment Class	23,914	23,914	99	99
Reserve Class	151	151	66	66
Resource Class	86,186	86,186	30,224	30,224
30	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(34,000,109)	$ (34,000,109)	(22,584,311)	$ (22,584,311)
Institutional Class	(2,535,460,382)	(2,535,460,382)	(637,685,328)	(637,685,328)
Private Investment Class	(5,375,733)	(5,375,733)	-	-
Personal Investment Class	(221,419)	(221,419)	-	-
Resource Class	(4,300,415)	(4,300,415)	-	-
Net increase in share activity	745,729,530	$ 745,729,530	286,040,732	$ 286,040,732

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,662,875	$ 12,662,875	14,268,396	$ 14,268,396
Institutional Class	49,189,664,997	49,189,664,997	37,935,755,513	37,935,755,513
Issued as reinvestment of dividends:
Investor Class	692,739	692,739	447,710	447,710
Institutional Class	72,714,639	72,714,639	26,833,416	26,833,416
Reacquired:
Investor Class	(13,327,312)	(13,327,312)	(20,996,760)	(20,996,760)
Institutional Class	(47,876,245,248)	(47,876,245,248)	(36,774,239,806)	(36,774,239,806)
Net increase in share activity	1,386,162,690	$ 1,386,162,690	1,182,068,469	$ 1,182,068,469

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Invesco Premier Tax-Exempt Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	2,088,415	$ 2,088,415	7,938,473	$ 7,937,702
Institutional Class	292,812,415	292,812,412	679,992,933	679,928,774
Issued as reinvestment of dividends:
Investor Class	198,168	198,168	130,335	130,324
Institutional Class	1,583,385	1,583,385	677,804	677,743
31	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(7,465,978)	$ (7,465,978)	(4,528,190)	$ (4,527,792)
Institutional Class	(274,310,933)	(274,310,930)	(660,443,560)	(660,380,305)
Net increase in share activity	14,905,472	$ 14,905,472	23,767,795	$ 23,766,446

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
32	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Institutional Class Shareholders of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
33	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses
Example
As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Institutional Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,012.10	$0.91	$1,024.30	$0.92	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,011.40	0.91	1,024.30	0.92	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,007.50	1.01	1,024.20	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
34	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was the same as the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

35                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

36                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Tax-Exempt Interest Dividend*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.03%
Invesco Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	43.59%
Invesco Premier Tax-Exempt Portfolio	86.50%	0.00%	0.00%	0.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$-	80.79%
Invesco Premier U.S. Government Money Portfolio	$-	99.44%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
37	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-2

Annual Report to Shareholders	August 31, 2019
Resource Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objective and Strategy	5
Fund Composition by Maturity	6
Schedule of Investments	8
Financial Statements	12
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Fund Expenses	22
Approval of Investment Advisory and Sub-Advisory Contracts	23
Tax Information	25
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Resource Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 50 days	45 days	81 days	$3.3 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy
Invesco Premier Portfolio
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/19
Invesco Premier Portfolio
1 - 7	39.5%
8 - 30	2.8
31 - 60	15.4
61 - 90	6.6
91 - 180	18.7
181+ Days	17.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
     Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
     Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
     Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
     Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
     Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
     Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could
6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
     Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
     US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
     Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.27%(a)
Asset-Backed Securities - Fully Supported-2.56%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	$ 20,000	$ 19,959,700
Kells Funding, LLC (CEP-FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	10,000	9,895,733
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	15,000	14,853,671
				44,709,104
Asset-Backed Securities - Fully Supported Bank-15.13%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	10,000	10,000,000
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.54%	01/02/2020	35,000	35,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.42%	09/18/2019	18,000	17,979,600
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/02/2019	19,099	19,060,845
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,995,633
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	50,000	49,993,945
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	10,000	9,996,569
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	20,000	19,997,500
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,966,056
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/27/2020	7,250	7,185,620
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/28/2020	15,000	14,865,900
				264,035,612
Asset-Backed Securities - Multi-Purpose-1.14%
CRC Funding LLC(b)	2.29%	12/16/2019	20,000	19,866,911
Consumer Finance-1.14%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	20,000	20,000,000
Diversified Banks-8.50%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.28%	11/12/2019	20,000	19,909,200
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,883,400
China Construction Bank Corp. (China)(b)(c)	2.32%	10/23/2019	8,750	8,720,804
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,944,243
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,873,820
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.50%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.49%	12/27/2019	20,000	20,000,000
				148,331,467
Diversified Capital Markets-3.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.69%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,000,000
UBS AG (Switzerland)(b)(c)	2.38%	01/23/2020	25,000	24,765,000
UBS AG (Switzerland)(b)(c)	2.24%	03/20/2020	10,000	9,877,167
				59,642,167
Other Diversified Financial Services-3.12%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,842,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services-(continued)
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	$ 40,000	$ 39,629,667
				54,472,167
Regional Banks-3.69%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,000,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.25%	02/12/2020	15,000	14,848,300
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.24%	02/18/2020	15,000	14,843,458
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	20,000	19,783,450
				64,475,208
Specialized Finance-4.57%
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	35,000	35,000,000
Glencove Funding LLC (CEP-JPMorgan Chase Bank N.A.)(b)	2.27%	01/21/2020	25,000	25,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	20,000	19,813,944
				79,813,944
Total Commercial Paper (Cost $755,346,580)				755,346,580

Certificates of Deposit-33.56%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.38%	03/31/2020	21,000	20,999,755
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.46%	11/01/2019	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/26/2020	15,000	15,000,000
BNP Paribas S.A.(c)	2.64%	09/20/2019	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	2.07%	09/03/2019	18,272	18,271,515
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	2.51%	10/01/2019	30,000	30,000,000
China Construction Bank Corp.(c)	2.26%	11/20/2019	20,000	20,000,000
DNB Bank ASA(c)	2.08%	09/03/2019	48,000	48,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/08/2019	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/25/2019	25,000	25,000,000
Mizuho Bank, Ltd.(c)	2.12%	09/03/2019	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	2.32%	10/08/2019	5,500	5,500,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	25,000	25,000,000
Svenska Handelsbanken AB(c)	2.08%	09/03/2019	87,000	87,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)(d)	2.28%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/30/2020	10,000	10,000,000
Wells Fargo Bank, N.A.	2.00%	02/12/2020	10,000	10,000,000
Total Certificates of Deposit (Cost $585,771,270)				585,771,270
Variable Rate Demand Notes-5.23%(e)
Credit Enhanced-5.23%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	10,810	10,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	11,900	11,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.16%	03/01/2039	8,900	8,900,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(f)	1.31%	04/01/2037	1,240	1,240,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	21,000	21,000,000
Total Variable Rate Demand Notes (Cost $91,300,000)				91,300,000
U.S. Dollar Denominated Bonds & Notes-1.79%
Automobile Manufacturers-1.17%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,362,214
Diversified Banks-0.62%
Commonwealth Bank of Australia (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,879,949
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,992,013
				10,871,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,234,176)				31,234,176
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.85% (Cost $1,463,652,026)				1,463,652,026
			Repurchase Amount
Repurchase Agreements-16.18%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	45,011,000	45,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(h)	2.62%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(i)	2.31%	09/05/2019	15,006,738	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(i)	2.26%	09/05/2019	10,004,394	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(i)	2.23%	09/05/2019	12,005,203	12,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	44,010,756	44,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(h)	2.75%	-	$ -	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(h)	2.20%	-	-	10,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	25,006,111	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(h)	2.28%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(h)	2.21%	-	-	35,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/26/2019, aggregate maturing value of $221,468,500 (collateralized by domestic and foreign non-agency mortgage-backed securities and a foreign corporate obligation valued at $241,000,001; 0.09% - 7.17%; 08/15/2027 - 02/25/2058)	2.67%	10/24/2019	20,133,500	20,000,000
Total Repurchase Agreements (Cost $282,500,000)				282,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.03% (Cost $1,746,152,026)				1,746,152,026
OTHER ASSETS LESS LIABILITIES-(0.03)%				(549,281)
NET ASSETS-100.00%				$ 1,745,602,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $696,746,488, which represented 39.91% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.1%; Switzerland: 13.1%; France: 11.4%; China: 10.7%; Japan: 8.6%; Netherlands: 6.2%; Sweden: 5.0%; other countries less than 5% each: 16.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2019
Invesco Premier Portfolio
Assets:
Investments in securities, at value	$ 1,463,652,026
Repurchase agreements, at value and cost	282,500,000
Receivable for:
Fund shares sold	14,970
Interest	2,674,891
Total assets	1,748,841,887
Liabilities:
Payable for:
Fund shares reacquired	11,776
Dividends	3,218,892
Accrued fees to affiliates	5,831
Accrued operating expenses	2,643
Total liabilities	3,239,142
Net assets applicable to shares outstanding	$ 1,745,602,745
Net assets consist of:
Shares of beneficial interest	$1,745,184,400
Distributable earnings	418,345
$ 1,745,602,745
Net Assets:
Investor Class	$ 60,339,503
Institutional Class	$ 1,667,184,833
Private Investment Class	$ 999,769
Personal Investment Class	$ 13,771,304
Reserve Class	$ 10,224
Resource Class	$ 3,297,112
Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	60,325,160
Institutional Class	1,666,787,671
Private Investment Class	999,530
Personal Investment Class	13,768,025
Reserve Class	10,222
Resource Class	3,296,327
Net asset value, offering and redemption price per share for each class	$ 1.00
Cost of Investments	$ 1,746,152,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2019
Invesco Premier Portfolio
Investment income:
Interest	$39,653,601
Expenses:
Advisory fees	3,883,008
Distribution fees:
Private Investment Class	12,135
Personal Investment Class	13,774
Reserve Class	88
Resource Class	6,288
Total expenses	3,915,293
Less: Fees waived	(1,087,244)
Net expenses	2,828,049
Net investment income	36,825,552
Realized and unrealized gain from:
Net realized gain from investment securities	2,040
Net increase in net assets resulting from operations	$ 36,827,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Premier Portfolio
	2019	2018
Operations:
Net investment income	$ 36,825,552	$13,014,257

Net realized gain	2,040	1,589

Net increase in net assets resulting from operations	36,827,592	13,015,846

Distributions to shareholders from distributable earnings:
Investor Class	(1,068,632)	(463,865)

Institutional Class	(35,544,255)	(12,486,880)

Private Investment Class	(83,516)	(33,109)

Personal Investment Class	(42,811)	(106)

Reserve Class	(152)	(73)

Resource Class	(86,186)	(30,224)

Total distributions from distributable earnings	(36,825,552)	(13,014,257)

Share transactions-net:
Investor Class	30,638,912	(350,579)

Institutional Class	709,430,303	274,017,647

Private Investment Class	(4,697,542)	5,687,030

Personal Investment Class	13,757,903	99

Reserve Class	151	66

Resource Class	(3,400,197)	6,686,469

Net increase in net assets resulting from share transactions	745,729,530	286,040,732

Net increase in net assets	745,731,570	286,042,321

Net assets:
Beginning of year	999,871,175	713,828,854

End of year	$1,745,602,745	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/19	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.20%	$3,297	0.34% (c)	0.41% (c)	2.21% (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34	0.41	1.47
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34	0.41	0.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $3,930.
(d)	Commencement date of September 1, 2016.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
For the year ended August 31, 2019, the Adviser waived advisory fees of $1,087,244.
17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2019, the Fund engaged in securities purchases of $144,813,410 and securities sales of $133,738,578, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 6—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019	2018
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$36,825,552	$13,014,257

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$418,345	$1,745,184,400	$1,745,602,745
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2019.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions on August 31, 2019, amounts were reclassified between undistributed income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets of this Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$1,590	$(1,590)	$-
NOTE 9—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	63,579,554	$ 63,579,554	21,786,092	$ 21,786,092
Institutional Class	3,216,380,470	3,216,380,470	903,684,464	903,684,464
Private Investment Class	594,675	594,675	5,653,921	5,653,921
Personal Investment Class	13,955,408	13,955,408	-	-
Resource Class	814,032	814,032	6,656,245	6,656,245
Issued as reinvestment of dividends:
Investor Class	1,059,467	1,059,467	447,640	447,640
Institutional Class	28,510,215	28,510,215	8,018,511	8,018,511
Private Investment Class	83,516	83,516	33,109	33,109
Personal Investment Class	23,914	23,914	99	99
Reserve Class	151	151	66	66
Resource Class	86,186	86,186	30,224	30,224
19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(34,000,109)	$ (34,000,109)	(22,584,311)	$ (22,584,311)
Institutional Class	(2,535,460,382)	(2,535,460,382)	(637,685,328)	(637,685,328)
Private Investment Class	(5,375,733)	(5,375,733)	-	-
Personal Investment Class	(221,419)	(221,419)	-	-
Resource Class	(4,300,415)	(4,300,415)	-	-
Net increase in share activity	745,729,530	$ 745,729,530	286,040,732	$ 286,040,732

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Resource Class Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the three years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses
Example
As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Resource Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,011.30	$1.72	$1,023.49	$1.73	0.34%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was the same as the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Tax-Exempt Interest Dividend*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.03%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$-	80.79%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-4

Annual Report to Shareholders	August 31, 2019
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objective and Strategy	5
Fund Composition by Maturity	6
Schedule of Investments	8
Financial Statements	12
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Fund Expenses	22
Approval of Investment Advisory and Sub-Advisory Contracts	23
Tax Information	25
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Private Investment Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 50 days	45 days	81 days	$1.0 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy
Invesco Premier Portfolio
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/19
Invesco Premier Portfolio
1 - 7	39.5%
8 - 30	2.8
31 - 60	15.4
61 - 90	6.6
91 - 180	18.7
181+ Days	17.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
     Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
     Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
     Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
     Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
     Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
     Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could
6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
     Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
     US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
     Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.27%(a)
Asset-Backed Securities - Fully Supported-2.56%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	$ 20,000	$ 19,959,700
Kells Funding, LLC (CEP-FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	10,000	9,895,733
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	15,000	14,853,671
				44,709,104
Asset-Backed Securities - Fully Supported Bank-15.13%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	10,000	10,000,000
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.54%	01/02/2020	35,000	35,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.42%	09/18/2019	18,000	17,979,600
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/02/2019	19,099	19,060,845
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,995,633
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	50,000	49,993,945
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	10,000	9,996,569
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	20,000	19,997,500
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,966,056
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/27/2020	7,250	7,185,620
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/28/2020	15,000	14,865,900
				264,035,612
Asset-Backed Securities - Multi-Purpose-1.14%
CRC Funding LLC(b)	2.29%	12/16/2019	20,000	19,866,911
Consumer Finance-1.14%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	20,000	20,000,000
Diversified Banks-8.50%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.28%	11/12/2019	20,000	19,909,200
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,883,400
China Construction Bank Corp. (China)(b)(c)	2.32%	10/23/2019	8,750	8,720,804
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,944,243
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,873,820
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.50%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.49%	12/27/2019	20,000	20,000,000
				148,331,467
Diversified Capital Markets-3.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.69%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,000,000
UBS AG (Switzerland)(b)(c)	2.38%	01/23/2020	25,000	24,765,000
UBS AG (Switzerland)(b)(c)	2.24%	03/20/2020	10,000	9,877,167
				59,642,167
Other Diversified Financial Services-3.12%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,842,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services-(continued)
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	$ 40,000	$ 39,629,667
				54,472,167
Regional Banks-3.69%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,000,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.25%	02/12/2020	15,000	14,848,300
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.24%	02/18/2020	15,000	14,843,458
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	20,000	19,783,450
				64,475,208
Specialized Finance-4.57%
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	35,000	35,000,000
Glencove Funding LLC (CEP-JPMorgan Chase Bank N.A.)(b)	2.27%	01/21/2020	25,000	25,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	20,000	19,813,944
				79,813,944
Total Commercial Paper (Cost $755,346,580)				755,346,580

Certificates of Deposit-33.56%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.38%	03/31/2020	21,000	20,999,755
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.46%	11/01/2019	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/26/2020	15,000	15,000,000
BNP Paribas S.A.(c)	2.64%	09/20/2019	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	2.07%	09/03/2019	18,272	18,271,515
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	2.51%	10/01/2019	30,000	30,000,000
China Construction Bank Corp.(c)	2.26%	11/20/2019	20,000	20,000,000
DNB Bank ASA(c)	2.08%	09/03/2019	48,000	48,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/08/2019	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/25/2019	25,000	25,000,000
Mizuho Bank, Ltd.(c)	2.12%	09/03/2019	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	2.32%	10/08/2019	5,500	5,500,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	25,000	25,000,000
Svenska Handelsbanken AB(c)	2.08%	09/03/2019	87,000	87,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)(d)	2.28%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/30/2020	10,000	10,000,000
Wells Fargo Bank, N.A.	2.00%	02/12/2020	10,000	10,000,000
Total Certificates of Deposit (Cost $585,771,270)				585,771,270
Variable Rate Demand Notes-5.23%(e)
Credit Enhanced-5.23%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	10,810	10,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	11,900	11,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.16%	03/01/2039	8,900	8,900,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(f)	1.31%	04/01/2037	1,240	1,240,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	21,000	21,000,000
Total Variable Rate Demand Notes (Cost $91,300,000)				91,300,000
U.S. Dollar Denominated Bonds & Notes-1.79%
Automobile Manufacturers-1.17%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,362,214
Diversified Banks-0.62%
Commonwealth Bank of Australia (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,879,949
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,992,013
				10,871,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,234,176)				31,234,176
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.85% (Cost $1,463,652,026)				1,463,652,026
			Repurchase Amount
Repurchase Agreements-16.18%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	45,011,000	45,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(h)	2.62%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(i)	2.31%	09/05/2019	15,006,738	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(i)	2.26%	09/05/2019	10,004,394	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(i)	2.23%	09/05/2019	12,005,203	12,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	44,010,756	44,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(h)	2.75%	-	$ -	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(h)	2.20%	-	-	10,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	25,006,111	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(h)	2.28%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(h)	2.21%	-	-	35,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/26/2019, aggregate maturing value of $221,468,500 (collateralized by domestic and foreign non-agency mortgage-backed securities and a foreign corporate obligation valued at $241,000,001; 0.09% - 7.17%; 08/15/2027 - 02/25/2058)	2.67%	10/24/2019	20,133,500	20,000,000
Total Repurchase Agreements (Cost $282,500,000)				282,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.03% (Cost $1,746,152,026)				1,746,152,026
OTHER ASSETS LESS LIABILITIES-(0.03)%				(549,281)
NET ASSETS-100.00%				$ 1,745,602,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $696,746,488, which represented 39.91% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.1%; Switzerland: 13.1%; France: 11.4%; China: 10.7%; Japan: 8.6%; Netherlands: 6.2%; Sweden: 5.0%; other countries less than 5% each: 16.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2019
Invesco Premier Portfolio
Assets:
Investments in securities, at value	$ 1,463,652,026
Repurchase agreements, at value and cost	282,500,000
Receivable for:
Fund shares sold	14,970
Interest	2,674,891
Total assets	1,748,841,887
Liabilities:
Payable for:
Fund shares reacquired	11,776
Dividends	3,218,892
Accrued fees to affiliates	5,831
Accrued operating expenses	2,643
Total liabilities	3,239,142
Net assets applicable to shares outstanding	$ 1,745,602,745
Net assets consist of:
Shares of beneficial interest	$1,745,184,400
Distributable earnings	418,345
$ 1,745,602,745
Net Assets:
Investor Class	$ 60,339,503
Institutional Class	$ 1,667,184,833
Private Investment Class	$ 999,769
Personal Investment Class	$ 13,771,304
Reserve Class	$ 10,224
Resource Class	$ 3,297,112
Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	60,325,160
Institutional Class	1,666,787,671
Private Investment Class	999,530
Personal Investment Class	13,768,025
Reserve Class	10,222
Resource Class	3,296,327
Net asset value, offering and redemption price per share for each class	$ 1.00
Cost of Investments	$ 1,746,152,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2019
Invesco Premier Portfolio
Investment income:
Interest	$39,653,601
Expenses:
Advisory fees	3,883,008
Distribution fees:
Private Investment Class	12,135
Personal Investment Class	13,774
Reserve Class	88
Resource Class	6,288
Total expenses	3,915,293
Less: Fees waived	(1,087,244)
Net expenses	2,828,049
Net investment income	36,825,552
Realized and unrealized gain from:
Net realized gain from investment securities	2,040
Net increase in net assets resulting from operations	$ 36,827,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Premier Portfolio
	2019	2018
Operations:
Net investment income	$ 36,825,552	$13,014,257

Net realized gain	2,040	1,589

Net increase in net assets resulting from operations	36,827,592	13,015,846

Distributions to shareholders from distributable earnings:
Investor Class	(1,068,632)	(463,865)

Institutional Class	(35,544,255)	(12,486,880)

Private Investment Class	(83,516)	(33,109)

Personal Investment Class	(42,811)	(106)

Reserve Class	(152)	(73)

Resource Class	(86,186)	(30,224)

Total distributions from distributable earnings	(36,825,552)	(13,014,257)

Share transactions-net:
Investor Class	30,638,912	(350,579)

Institutional Class	709,430,303	274,017,647

Private Investment Class	(4,697,542)	5,687,030

Personal Investment Class	13,757,903	99

Reserve Class	151	66

Resource Class	(3,400,197)	6,686,469

Net increase in net assets resulting from share transactions	745,729,530	286,040,732

Net increase in net assets	745,731,570	286,042,321

Net assets:
Beginning of year	999,871,175	713,828,854

End of year	$1,745,602,745	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
August 31, 2019
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/19	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.06%	$1,000	0.48% (c)	0.55% (c)	2.07% (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48	0.55	1.33
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48	0.55	0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $4,045.
(d)	Commencement date of September 1, 2016.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
For the year ended August 31, 2019, the Adviser waived advisory fees of $1,087,244.
17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2019, the Fund engaged in securities purchases of $144,813,410 and securities sales of $133,738,578, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 6—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019	2018
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$36,825,552	$13,014,257

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$418,345	$1,745,184,400	$1,745,602,745
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2019.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions on August 31, 2019, amounts were reclassified between undistributed income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets of this Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$1,590	$(1,590)	$-
NOTE 9—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	63,579,554	$ 63,579,554	21,786,092	$ 21,786,092
Institutional Class	3,216,380,470	3,216,380,470	903,684,464	903,684,464
Private Investment Class	594,675	594,675	5,653,921	5,653,921
Personal Investment Class	13,955,408	13,955,408	-	-
Resource Class	814,032	814,032	6,656,245	6,656,245
Issued as reinvestment of dividends:
Investor Class	1,059,467	1,059,467	447,640	447,640
Institutional Class	28,510,215	28,510,215	8,018,511	8,018,511
Private Investment Class	83,516	83,516	33,109	33,109
Personal Investment Class	23,914	23,914	99	99
Reserve Class	151	151	66	66
Resource Class	86,186	86,186	30,224	30,224
19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(34,000,109)	$ (34,000,109)	(22,584,311)	$ (22,584,311)
Institutional Class	(2,535,460,382)	(2,535,460,382)	(637,685,328)	(637,685,328)
Private Investment Class	(5,375,733)	(5,375,733)	-	-
Personal Investment Class	(221,419)	(221,419)	-	-
Resource Class	(4,300,415)	(4,300,415)	-	-
Net increase in share activity	745,729,530	$ 745,729,530	286,040,732	$ 286,040,732

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Private Investment Class Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the three years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses
Example
As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Private Investment Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,010.60	$2.43	$1,022.79	$2.45	0.48%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was the same as the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Tax-Exempt Interest Dividend*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.03%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$-	80.79%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-5

Annual Report to Shareholders	August 31, 2019
Personal Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objective and Strategy	5
Fund Composition by Maturity	6
Schedule of Investments	8
Financial Statements	12
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Fund Expenses	22
Approval of Investment Advisory and Sub-Advisory Contracts	23
Tax Information	25
Trustees and Officers	T-1

2

Letters to Shareholders
Dear Shareholders:
Andrew Schlossberg
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Personal Investment Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 50 days	45 days	81 days	$13.8 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy
Invesco Premier Portfolio
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/19
Invesco Premier Portfolio
1 - 7	39.5%
8 - 30	2.8
31 - 60	15.4
61 - 90	6.6
91 - 180	18.7
181+ Days	17.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
     Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
     Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
     Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
     Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
     Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
     Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could
6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
     Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
     US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
     Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.27%(a)
Asset-Backed Securities - Fully Supported-2.56%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	$ 20,000	$ 19,959,700
Kells Funding, LLC (CEP-FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	10,000	9,895,733
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	15,000	14,853,671
				44,709,104
Asset-Backed Securities - Fully Supported Bank-15.13%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	10,000	10,000,000
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.54%	01/02/2020	35,000	35,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.42%	09/18/2019	18,000	17,979,600
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/02/2019	19,099	19,060,845
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,995,633
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	50,000	49,993,945
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	10,000	9,996,569
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	20,000	19,997,500
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,966,056
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/27/2020	7,250	7,185,620
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/28/2020	15,000	14,865,900
				264,035,612
Asset-Backed Securities - Multi-Purpose-1.14%
CRC Funding LLC(b)	2.29%	12/16/2019	20,000	19,866,911
Consumer Finance-1.14%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	20,000	20,000,000
Diversified Banks-8.50%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.28%	11/12/2019	20,000	19,909,200
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,883,400
China Construction Bank Corp. (China)(b)(c)	2.32%	10/23/2019	8,750	8,720,804
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,944,243
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,873,820
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.50%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.49%	12/27/2019	20,000	20,000,000
				148,331,467
Diversified Capital Markets-3.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.69%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,000,000
UBS AG (Switzerland)(b)(c)	2.38%	01/23/2020	25,000	24,765,000
UBS AG (Switzerland)(b)(c)	2.24%	03/20/2020	10,000	9,877,167
				59,642,167
Other Diversified Financial Services-3.12%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,842,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services-(continued)
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	$ 40,000	$ 39,629,667
				54,472,167
Regional Banks-3.69%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,000,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.25%	02/12/2020	15,000	14,848,300
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.24%	02/18/2020	15,000	14,843,458
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	20,000	19,783,450
				64,475,208
Specialized Finance-4.57%
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	35,000	35,000,000
Glencove Funding LLC (CEP-JPMorgan Chase Bank N.A.)(b)	2.27%	01/21/2020	25,000	25,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	20,000	19,813,944
				79,813,944
Total Commercial Paper (Cost $755,346,580)				755,346,580

Certificates of Deposit-33.56%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.38%	03/31/2020	21,000	20,999,755
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.46%	11/01/2019	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/26/2020	15,000	15,000,000
BNP Paribas S.A.(c)	2.64%	09/20/2019	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	2.07%	09/03/2019	18,272	18,271,515
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	2.51%	10/01/2019	30,000	30,000,000
China Construction Bank Corp.(c)	2.26%	11/20/2019	20,000	20,000,000
DNB Bank ASA(c)	2.08%	09/03/2019	48,000	48,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/08/2019	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/25/2019	25,000	25,000,000
Mizuho Bank, Ltd.(c)	2.12%	09/03/2019	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	2.32%	10/08/2019	5,500	5,500,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	25,000	25,000,000
Svenska Handelsbanken AB(c)	2.08%	09/03/2019	87,000	87,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)(d)	2.28%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/30/2020	10,000	10,000,000
Wells Fargo Bank, N.A.	2.00%	02/12/2020	10,000	10,000,000
Total Certificates of Deposit (Cost $585,771,270)				585,771,270
Variable Rate Demand Notes-5.23%(e)
Credit Enhanced-5.23%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	10,810	10,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	11,900	11,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.16%	03/01/2039	8,900	8,900,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(f)	1.31%	04/01/2037	1,240	1,240,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	21,000	21,000,000
Total Variable Rate Demand Notes (Cost $91,300,000)				91,300,000
U.S. Dollar Denominated Bonds & Notes-1.79%
Automobile Manufacturers-1.17%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,362,214
Diversified Banks-0.62%
Commonwealth Bank of Australia (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,879,949
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,992,013
				10,871,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,234,176)				31,234,176
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.85% (Cost $1,463,652,026)				1,463,652,026
			Repurchase Amount
Repurchase Agreements-16.18%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	45,011,000	45,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(h)	2.62%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(i)	2.31%	09/05/2019	15,006,738	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(i)	2.26%	09/05/2019	10,004,394	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(i)	2.23%	09/05/2019	12,005,203	12,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	44,010,756	44,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(h)	2.75%	-	$ -	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(h)	2.20%	-	-	10,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	25,006,111	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(h)	2.28%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(h)	2.21%	-	-	35,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/26/2019, aggregate maturing value of $221,468,500 (collateralized by domestic and foreign non-agency mortgage-backed securities and a foreign corporate obligation valued at $241,000,001; 0.09% - 7.17%; 08/15/2027 - 02/25/2058)	2.67%	10/24/2019	20,133,500	20,000,000
Total Repurchase Agreements (Cost $282,500,000)				282,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.03% (Cost $1,746,152,026)				1,746,152,026
OTHER ASSETS LESS LIABILITIES-(0.03)%				(549,281)
NET ASSETS-100.00%				$ 1,745,602,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $696,746,488, which represented 39.91% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.1%; Switzerland: 13.1%; France: 11.4%; China: 10.7%; Japan: 8.6%; Netherlands: 6.2%; Sweden: 5.0%; other countries less than 5% each: 16.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2019
Invesco Premier Portfolio
Assets:
Investments in securities, at value	$ 1,463,652,026
Repurchase agreements, at value and cost	282,500,000
Receivable for:
Fund shares sold	14,970
Interest	2,674,891
Total assets	1,748,841,887
Liabilities:
Payable for:
Fund shares reacquired	11,776
Dividends	3,218,892
Accrued fees to affiliates	5,831
Accrued operating expenses	2,643
Total liabilities	3,239,142
Net assets applicable to shares outstanding	$ 1,745,602,745
Net assets consist of:
Shares of beneficial interest	$1,745,184,400
Distributable earnings	418,345
$ 1,745,602,745
Net Assets:
Investor Class	$ 60,339,503
Institutional Class	$ 1,667,184,833
Private Investment Class	$ 999,769
Personal Investment Class	$ 13,771,304
Reserve Class	$ 10,224
Resource Class	$ 3,297,112
Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	60,325,160
Institutional Class	1,666,787,671
Private Investment Class	999,530
Personal Investment Class	13,768,025
Reserve Class	10,222
Resource Class	3,296,327
Net asset value, offering and redemption price per share for each class	$ 1.00
Cost of Investments	$ 1,746,152,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2019
Invesco Premier Portfolio
Investment income:
Interest	$39,653,601
Expenses:
Advisory fees	3,883,008
Distribution fees:
Private Investment Class	12,135
Personal Investment Class	13,774
Reserve Class	88
Resource Class	6,288
Total expenses	3,915,293
Less: Fees waived	(1,087,244)
Net expenses	2,828,049
Net investment income	36,825,552
Realized and unrealized gain from:
Net realized gain from investment securities	2,040
Net increase in net assets resulting from operations	$ 36,827,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Premier Portfolio
	2019	2018
Operations:
Net investment income	$ 36,825,552	$13,014,257

Net realized gain	2,040	1,589

Net increase in net assets resulting from operations	36,827,592	13,015,846

Distributions to shareholders from distributable earnings:
Investor Class	(1,068,632)	(463,865)

Institutional Class	(35,544,255)	(12,486,880)

Private Investment Class	(83,516)	(33,109)

Personal Investment Class	(42,811)	(106)

Reserve Class	(152)	(73)

Resource Class	(86,186)	(30,224)

Total distributions from distributable earnings	(36,825,552)	(13,014,257)

Share transactions-net:
Investor Class	30,638,912	(350,579)

Institutional Class	709,430,303	274,017,647

Private Investment Class	(4,697,542)	5,687,030

Personal Investment Class	13,757,903	99

Reserve Class	151	66

Resource Class	(3,400,197)	6,686,469

Net increase in net assets resulting from share transactions	745,729,530	286,040,732

Net increase in net assets	745,731,570	286,042,321

Net assets:
Beginning of year	999,871,175	713,828,854

End of year	$1,745,602,745	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/19	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.81%	$13,771	0.73% (c)	0.80% (c)	1.82% (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73	0.80	1.08
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68	0.80	0.13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $2,504.
(d)	Commencement date of September 1, 2016.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
For the year ended August 31, 2019, the Adviser waived advisory fees of $1,087,244.
17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2019, the Fund engaged in securities purchases of $144,813,410 and securities sales of $133,738,578, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 6—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019	2018
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$36,825,552	$13,014,257

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$418,345	$1,745,184,400	$1,745,602,745
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2019.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions on August 31, 2019, amounts were reclassified between undistributed income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets of this Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$1,590	$(1,590)	$-
NOTE 9—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	63,579,554	$ 63,579,554	21,786,092	$ 21,786,092
Institutional Class	3,216,380,470	3,216,380,470	903,684,464	903,684,464
Private Investment Class	594,675	594,675	5,653,921	5,653,921
Personal Investment Class	13,955,408	13,955,408	-	-
Resource Class	814,032	814,032	6,656,245	6,656,245
Issued as reinvestment of dividends:
Investor Class	1,059,467	1,059,467	447,640	447,640
Institutional Class	28,510,215	28,510,215	8,018,511	8,018,511
Private Investment Class	83,516	83,516	33,109	33,109
Personal Investment Class	23,914	23,914	99	99
Reserve Class	151	151	66	66
Resource Class	86,186	86,186	30,224	30,224
19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(34,000,109)	$ (34,000,109)	(22,584,311)	$ (22,584,311)
Institutional Class	(2,535,460,382)	(2,535,460,382)	(637,685,328)	(637,685,328)
Private Investment Class	(5,375,733)	(5,375,733)	-	-
Personal Investment Class	(221,419)	(221,419)	-	-
Resource Class	(4,300,415)	(4,300,415)	-	-
Net increase in share activity	745,729,530	$ 745,729,530	286,040,732	$ 286,040,732

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Personal Investment Class Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the three years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses
Example
As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Personal Investment Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,009.30	$3.70	$1,021.53	$3.72	0.73%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was the same as the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Tax-Exempt Interest Dividend*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.03%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$-	80.79%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-6

Annual Report to Shareholders	August 31, 2019
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objective and Strategy	5
Fund Composition by Maturity	6
Schedule of Investments	8
Financial Statements	12
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Fund Expenses	22
Approval of Investment Advisory and Sub-Advisory Contracts	23
Tax Information	25
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Reserve Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 50 days	45 days	81 days	$10.2 thousand
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy
Invesco Premier Portfolio
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/19
Invesco Premier Portfolio
1 - 7	39.5%
8 - 30	2.8
31 - 60	15.4
61 - 90	6.6
91 - 180	18.7
181+ Days	17.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
     Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
     Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
     Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
     Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
     Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
     Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could
6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
     Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
     US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
     Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
August 31, 2019
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-43.27%(a)
Asset-Backed Securities - Fully Supported-2.56%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	$ 20,000	$ 19,959,700
Kells Funding, LLC (CEP-FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	10,000	9,895,733
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	15,000	14,853,671
				44,709,104
Asset-Backed Securities - Fully Supported Bank-15.13%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	10,000	10,000,000
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.54%	01/02/2020	35,000	35,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.42%	09/18/2019	18,000	17,979,600
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/02/2019	19,099	19,060,845
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)	2.66%	09/04/2019	20,000	19,995,633
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	50,000	49,993,945
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	10,000	9,996,569
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	24,996,972
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	20,000	19,997,500
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,966,056
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/27/2020	7,250	7,185,620
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%	01/28/2020	15,000	14,865,900
				264,035,612
Asset-Backed Securities - Multi-Purpose-1.14%
CRC Funding LLC(b)	2.29%	12/16/2019	20,000	19,866,911
Consumer Finance-1.14%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	20,000	20,000,000
Diversified Banks-8.50%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	10,000	10,000,000
Bank of China Ltd. (China)(c)	2.28%	11/12/2019	20,000	19,909,200
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	15,000	14,883,400
China Construction Bank Corp. (China)(b)(c)	2.32%	10/23/2019	8,750	8,720,804
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,944,243
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,873,820
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.03%) (Singapore)(b)(c)(d)	2.50%	12/06/2019	5,000	5,000,000
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.49%	12/27/2019	20,000	20,000,000
				148,331,467
Diversified Capital Markets-3.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(b)(c)(d)	2.69%	09/03/2019	5,000	5,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,000,000
UBS AG (Switzerland)(b)(c)	2.38%	01/23/2020	25,000	24,765,000
UBS AG (Switzerland)(b)(c)	2.24%	03/20/2020	10,000	9,877,167
				59,642,167
Other Diversified Financial Services-3.12%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,842,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services-(continued)
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	$ 40,000	$ 39,629,667
				54,472,167
Regional Banks-3.69%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,000,000
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.25%	02/12/2020	15,000	14,848,300
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.24%	02/18/2020	15,000	14,843,458
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	20,000	19,783,450
				64,475,208
Specialized Finance-4.57%
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	35,000	35,000,000
Glencove Funding LLC (CEP-JPMorgan Chase Bank N.A.)(b)	2.27%	01/21/2020	25,000	25,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	20,000	19,813,944
				79,813,944
Total Commercial Paper (Cost $755,346,580)				755,346,580

Certificates of Deposit-33.56%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.05%) (Australia)(c)(d)	2.38%	03/31/2020	21,000	20,999,755
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%) (Canada)(c)(d)	2.46%	11/01/2019	10,000	10,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	15,000	15,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	25,000	25,000,000
Bank of Nova Scotia (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/26/2020	15,000	15,000,000
BNP Paribas S.A.(c)	2.64%	09/20/2019	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	2.07%	09/03/2019	18,272	18,271,515
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	2.51%	10/01/2019	30,000	30,000,000
China Construction Bank Corp.(c)	2.26%	11/20/2019	20,000	20,000,000
DNB Bank ASA(c)	2.08%	09/03/2019	48,000	48,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/08/2019	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	2.50%	10/25/2019	25,000	25,000,000
Mizuho Bank, Ltd.(c)	2.12%	09/03/2019	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	2.32%	10/08/2019	5,500	5,500,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	25,000	25,000,000
Svenska Handelsbanken AB(c)	2.08%	09/03/2019	87,000	87,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.11%) (Canada)(b)(c)(d)	2.28%	10/16/2019	20,000	20,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	15,000	15,000,000
Toronto-Dominion Bank (The) (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	06/30/2020	10,000	10,000,000
Wells Fargo Bank, N.A.	2.00%	02/12/2020	10,000	10,000,000
Total Certificates of Deposit (Cost $585,771,270)				585,771,270
Variable Rate Demand Notes-5.23%(e)
Credit Enhanced-5.23%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	10,810	10,810,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	$ 3,900	$ 3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	21,000	21,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	11,900	11,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(f)	2.16%	03/01/2039	8,900	8,900,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(f)	1.31%	04/01/2037	1,240	1,240,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.23%	11/01/2049	21,000	21,000,000
Total Variable Rate Demand Notes (Cost $91,300,000)				91,300,000
U.S. Dollar Denominated Bonds & Notes-1.79%
Automobile Manufacturers-1.17%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	20,000	20,362,214
Diversified Banks-0.62%
Commonwealth Bank of Australia (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,879,949
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	5,000	4,992,013
				10,871,962
Total U.S. Dollar Denominated Bonds & Notes (Cost $31,234,176)				31,234,176
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-83.85% (Cost $1,463,652,026)				1,463,652,026
			Repurchase Amount
Repurchase Agreements-16.18%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	45,011,000	45,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(h)	2.62%	-	-	33,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(i)	2.31%	09/05/2019	15,006,738	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(i)	2.26%	09/05/2019	10,004,394	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(i)	2.23%	09/05/2019	12,005,203	12,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	44,010,756	44,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(h)	2.75%	-	$ -	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(h)	2.20%	-	-	10,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	25,006,111	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(h)	2.28%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(h)	2.21%	-	-	35,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/26/2019, aggregate maturing value of $221,468,500 (collateralized by domestic and foreign non-agency mortgage-backed securities and a foreign corporate obligation valued at $241,000,001; 0.09% - 7.17%; 08/15/2027 - 02/25/2058)	2.67%	10/24/2019	20,133,500	20,000,000
Total Repurchase Agreements (Cost $282,500,000)				282,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.03% (Cost $1,746,152,026)				1,746,152,026
OTHER ASSETS LESS LIABILITIES-(0.03)%				(549,281)
NET ASSETS-100.00%				$ 1,745,602,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $696,746,488, which represented 39.91% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 19.1%; Switzerland: 13.1%; France: 11.4%; China: 10.7%; Japan: 8.6%; Netherlands: 6.2%; Sweden: 5.0%; other countries less than 5% each: 16.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
August 31, 2019
Invesco Premier Portfolio
Assets:
Investments in securities, at value	$ 1,463,652,026
Repurchase agreements, at value and cost	282,500,000
Receivable for:
Fund shares sold	14,970
Interest	2,674,891
Total assets	1,748,841,887
Liabilities:
Payable for:
Fund shares reacquired	11,776
Dividends	3,218,892
Accrued fees to affiliates	5,831
Accrued operating expenses	2,643
Total liabilities	3,239,142
Net assets applicable to shares outstanding	$ 1,745,602,745
Net assets consist of:
Shares of beneficial interest	$1,745,184,400
Distributable earnings	418,345
$ 1,745,602,745
Net Assets:
Investor Class	$ 60,339,503
Institutional Class	$ 1,667,184,833
Private Investment Class	$ 999,769
Personal Investment Class	$ 13,771,304
Reserve Class	$ 10,224
Resource Class	$ 3,297,112
Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	60,325,160
Institutional Class	1,666,787,671
Private Investment Class	999,530
Personal Investment Class	13,768,025
Reserve Class	10,222
Resource Class	3,296,327
Net asset value, offering and redemption price per share for each class	$ 1.00
Cost of Investments	$ 1,746,152,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the year ended August 31, 2019
Invesco Premier Portfolio
Investment income:
Interest	$39,653,601
Expenses:
Advisory fees	3,883,008
Distribution fees:
Private Investment Class	12,135
Personal Investment Class	13,774
Reserve Class	88
Resource Class	6,288
Total expenses	3,915,293
Less: Fees waived	(1,087,244)
Net expenses	2,828,049
Net investment income	36,825,552
Realized and unrealized gain from:
Net realized gain from investment securities	2,040
Net increase in net assets resulting from operations	$ 36,827,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Premier Portfolio
	2019	2018
Operations:
Net investment income	$ 36,825,552	$13,014,257

Net realized gain	2,040	1,589

Net increase in net assets resulting from operations	36,827,592	13,015,846

Distributions to shareholders from distributable earnings:
Investor Class	(1,068,632)	(463,865)

Institutional Class	(35,544,255)	(12,486,880)

Private Investment Class	(83,516)	(33,109)

Personal Investment Class	(42,811)	(106)

Reserve Class	(152)	(73)

Resource Class	(86,186)	(30,224)

Total distributions from distributable earnings	(36,825,552)	(13,014,257)

Share transactions-net:
Investor Class	30,638,912	(350,579)

Institutional Class	709,430,303	274,017,647

Private Investment Class	(4,697,542)	5,687,030

Personal Investment Class	13,757,903	99

Reserve Class	151	66

Resource Class	(3,400,197)	6,686,469

Net increase in net assets resulting from share transactions	745,729,530	286,040,732

Net increase in net assets	745,731,570	286,042,321

Net assets:
Beginning of year	999,871,175	713,828,854

End of year	$1,745,602,745	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets
Invesco Premier Portfolio
Year ended 08/31/19	$1.00	$ 0.02	$0.00	$0.02	$(0.02)	$1.00	1.56%	$10	1.05% (c)	1.12% (c)	1.50% (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05	1.12	0.76
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88	1.12	(0.07)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
For the year ended August 31, 2019, the Adviser waived advisory fees of $1,087,244.
17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2019, the Fund engaged in securities purchases of $144,813,410 and securities sales of $133,738,578, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.
NOTE 6—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.
18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019	2018
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$36,825,552	$13,014,257

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$418,345	$1,745,184,400	$1,745,602,745
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have any capital loss carryforward as of August 31, 2019.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions on August 31, 2019, amounts were reclassified between undistributed income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets of this Fund.
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$1,590	$(1,590)	$-
NOTE 9—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	63,579,554	$ 63,579,554	21,786,092	$ 21,786,092
Institutional Class	3,216,380,470	3,216,380,470	903,684,464	903,684,464
Private Investment Class	594,675	594,675	5,653,921	5,653,921
Personal Investment Class	13,955,408	13,955,408	-	-
Resource Class	814,032	814,032	6,656,245	6,656,245
Issued as reinvestment of dividends:
Investor Class	1,059,467	1,059,467	447,640	447,640
Institutional Class	28,510,215	28,510,215	8,018,511	8,018,511
Private Investment Class	83,516	83,516	33,109	33,109
Personal Investment Class	23,914	23,914	99	99
Reserve Class	151	151	66	66
Resource Class	86,186	86,186	30,224	30,224
19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(34,000,109)	$ (34,000,109)	(22,584,311)	$ (22,584,311)
Institutional Class	(2,535,460,382)	(2,535,460,382)	(637,685,328)	(637,685,328)
Private Investment Class	(5,375,733)	(5,375,733)	-	-
Personal Investment Class	(221,419)	(221,419)	-	-
Resource Class	(4,300,415)	(4,300,415)	-	-
Net increase in share activity	745,729,530	$ 745,729,530	286,040,732	$ 286,040,732

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Reserve Class Shareholders of Invesco Premier Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the "Fund") as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the three years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses
Example
As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Reserve Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,007.80	$5.31	$1,019.91	$5.35	1.05%

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was the same as the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Tax-Exempt Interest Dividend*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.03%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$-	80.79%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	2003	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-7

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Raymond Stickel, Jr. Robert C. Troccoli and James Vaughn. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Raymond Stickel, Jr. Robert C. Troccoli and James Vaughn are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Director, a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2019	Fees Billed for Services Rendered to the Registrant for fiscal year end 2018

Audit Fees	$76,847	$56,250
Audit-Related Fees	$0	$0
Tax Fees(1)	$49,140	$12,575
All Other Fees	$0	$0

Total Fees	$125,987	$68,825

(g) PwC billed the Registrant aggregate non-audit fees of $49,140 for the fiscal year ended 2019, and $12,575 for the fiscal year ended 2018, for non-audit services rendered to the Registrant.

(1)

Tax Fees for the fiscal year end August 31, 2019 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences. Tax Fees for fiscal year end August 31, 2018 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2018 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$690,000	$662,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$690,000	$662,000

(1)

Audit-Related Fees for the year end 2019 include fees billed related to reviewing controls at a service organization. Audit-Related Fees for the year end 2018 include fees billed related to reviewing controls at a service organization.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Including the fees for services not required to be pre-approved by the Registrant’s audit committee, PwC billed Invesco and Invesco Affiliates aggregate non-audit fees of $3,901,000 for the fiscal year ended August 31, 2019, and $2,873,000 for the fiscal year ended August 31, 2018, for non-audit services rendered to Invesco and Invesco Affiliates.

PwC provided audit services to the Investment Company complex of approximately $34 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

1 Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;
•	Human resources;
•	Broker-dealer, investment adviser, or investment banking services;
•	Legal services;
•	Expert services unrelated to the audit;
•	Any service or product provided for a contingent fee or a commission;
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
•	Tax services for persons in financial reporting oversight roles at the Fund; and
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
•	Financial information systems design and implementation;
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•	Actuarial services; and
•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019